Pre-IPO preferred shares - Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
	Jul. 31, 2018	Nov. 30, 2018 USD ($) Vote $ / shares shares	Nov. 30, 2018 CNY (¥) Vote shares	Oct. 31, 2018 USD ($) $ / shares shares	Oct. 31, 2018 CNY (¥) shares	Jul. 31, 2018 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Mar. 31, 2018	Dec. 31, 2019 $ / shares
Ordinary Shares
Proceeds from initial public offering and followed offering, net of underwriter's commission | ¥								¥ 316,451
Stock conversion basis	1	1	1
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares (in shares)							164,664,569	164,664,569
Completion of reorganization (in shares) | shares							100,184,191	100,184,191
Preferred Shares redemption value accretion | ¥								¥ 65,355
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class A and Class B Ordinary Shares (in shares)						19,676,695
Class A Ordinary Shares
Ordinary Shares
Ordinary shares par value (in dollars per share) | $ / shares							$ 0.000125			$ 0.000125
Number of votes per share | Vote		1	1
Class B Ordinary Shares
Ordinary Shares
Ordinary shares par value (in dollars per share) | $ / shares							$ 0.000125			$ 0.000125
Stock conversion basis		1	1
Number of votes per share | Vote		15	15
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class A and Class B Ordinary Shares (in shares)						51,782,495
Pre-IPO Preferred Shares
Ordinary Shares
Stock conversion basis		1	1						1
Preferred stock, dividend rate									8.00%
Series A-1 Preferred Shares
Ordinary Shares
Completion of reorganization (in shares) | shares							25,650,679	25,650,679
Series A-2 Preferred Shares
Ordinary Shares
Completion of reorganization (in shares) | shares							38,829,699	38,829,699
Issuance of Preferred Shares							$ 64,000	¥ 407,444
IPO
Ordinary Shares
Proceeds from initial public offering and followed offering, net of underwriter's commission		$ 5,300	¥ 36,400	$ 40,700	¥ 280,100
IPO | Class A Ordinary Shares
Ordinary Shares
Number of new shares issued (in shares)		3,381,490	3,381,490	26,075,000	26,075,000
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.000125
IPO | Class B Ordinary Shares
Ordinary Shares
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.000125
IPO | ADSs
Ordinary Shares
Number of new shares issued (in shares)		483,070	483,070	3,725,000	3,725,000
Price per share | $ / shares		$ 11.88		$ 11.88